Equity (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2007
Disclosure of reserves within equity [line items]
Conversion (Note 1)						$ 1,500,000,000
Cash contributions			$ 6,600
Refund of cash contributions (Note 24a)			(28,893)
Contributions in shares		$ 1,506,867
Free Distributable Reserves
Disclosure of reserves within equity [line items]
Conversion (Note 1)			(1,499,980)
Cash contributions			6,600	$ 20,494	$ 8,303
Refund of cash contributions (Note 24a)			(28,893)	0	0
Contributions in shares	[1]		0	1,506,867	0
Contributions by assignment	[2]		0	49,960	320,798
Total distributable reserves			$ (1,522,273)	$ 1,577,321	$ 329,101

[1]	This corresponds to the fair value of the contribution of the shares of AIA, measured in accordance with Luxembourg laws and regulations.
[2]	This corresponds to the contribution of accounts receivable from related parties made by the Company's shareholder.